Exceptional items and remeasurements (Tables)	6 Months Ended
Sep. 30, 2022
Exceptional Items And Remeasurements [Abstract]
Schedule of exceptional items and remeasurements from continuing operations

Six months ended 30 September 2022	Exceptional items £m	Remeasurements £m	Total £m
Included within operating profit from continuing operations
Net gain on disposal of NECO	511	—	511
Cost efficiency programme	(61)	—	(61)
Transaction, separation and integration costs	(65)	—	(65)
IFA1 property damage insurance proceeds	33	—	33
Net gains on commodity contract derivatives	—	65	65
	418	65	483

Six months ended 30 September 2021	Exceptional items £m	Remeasurements £m	Total £m
Included within operating profit from continuing operations
New operating model implementation costs	(24)	—	(24)
Transaction costs	(137)	—	(137)
Net gains on commodity contract derivatives	—	350	350
	(161)	350	189

Six months ended 30 September 2022	Exceptional items £m	Remeasurements £m	Total £m
Included within net finance costs (note 5)
Net gains on derivative financial instruments	—	46	46
Net losses on financial assets at fair value through profit and loss	—	(32)	(32)
	—	14	14
Included within share of post-tax results of joint ventures and associates
Net losses on financial instruments	—	(19)	(19)
	—	(19)	(19)

Total included within profit before tax from continuing operations	418	60	478
Tax on exceptional items and remeasurements	(221)	(49)	(270)
Total exceptional items and remeasurements after tax from continuing operations	197	11	208

Six months ended 30 September 2021	Exceptional items £m	Remeasurements £m	Total £m
Included within net finance costs (note 5)
Net gains on derivative financial instruments	—	23	23
Net gains on financial assets at fair value through profit and loss	—	2	2
	—	25	25
Included within share of post-tax results of joint ventures and associates
Net losses on financial instruments	—	(17)	(17)
	—	(17)	(17)

Total included within profit before tax from continuing operations	(161)	358	197
Exceptional deferred tax arising on the change in UK corporation tax rate	(484)	—	(484)
Tax on exceptional items and remeasurements	11	(86)	(75)
Total exceptional items and remeasurements after tax from continuing operations	(634)	272	(362)